Annual Total Returns - Fidelity Advisor Freedom® 2030 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2030 Fund - Class A	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	13.03%
Annual Return 2013	17.30%
Annual Return 2014	5.16%
Annual Return 2015	(0.90%)
Annual Return 2016	7.72%
Annual Return 2017	18.97%
Annual Return 2018	(6.74%)
Annual Return 2019	22.51%
Annual Return 2020	14.76%
Annual Return 2021	10.81%